SCHEDULE OF COMPONENTS OF INCOME LOSS BEFORE INCOME TAXES GROGRAPHIC (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Total loss before income taxes	$ (13,558,941)	$ (7,100,359)	$ 1,337,894
Income Tax Jurisdiction, Domestic Federal [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total loss before income taxes	(7,251,776)
Income Tax Jurisdiction, Domestic Federal [Member] | CHINA
Effective Income Tax Rate Reconciliation [Line Items]
Total loss before income taxes	(195,302)
Income Tax Jurisdiction, Domestic Federal [Member] | SINGAPORE
Effective Income Tax Rate Reconciliation [Line Items]
Total loss before income taxes
Income Tax Jurisdiction, Foreign [Member] | HONG KONG
Effective Income Tax Rate Reconciliation [Line Items]
Total loss before income taxes	$ (6,111,863)